Accounts Receivable - Summary of Changes in Loss Allowance of Accounts Receivable (Detail) - Impairment of accounts receivable [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Beginning balance	$ 7,269	$ 5,863
Credit loss recognized	5,833	4,480
Accounts receivable written off	(3,545)	(3,074)
Ending balance	$ 9,557	$ 7,269